Going concern - Solvency and Liquidity (Details) R in Millions, $ in Millions	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2020 MMBbls	Jun. 30, 2021 MMBbls	Jun. 30, 2021 USD ($) R / $ $ / gal	Jun. 30, 2021 ZAR (R) R / $ $ / gal	Jun. 30, 2020 ZAR (R)	Jun. 30, 2020 ZAR (R) item	Jun. 30, 2020 ZAR (R) R / $	Jun. 30, 2020 ZAR (R) R / €	Jun. 30, 2020 ZAR (R)	Jun. 30, 2019 R / $	Jun. 30, 2019 R / €	Jun. 30, 2019 ZAR (R)	Jun. 30, 2018 ZAR (R)	Dec. 31, 2020
Going concern
Cash flow forecast period following the reporting date					9 months
Number of key drivers which impact profitability | item						3
Period of suspension of employer contributions to the various retirement funds					8 months
Deferred capital									R 5,000
Net debt to EBITDA under the debt covenant before increase														3
Net debt to EBITDA under the debt covenant		3.0	3.0	3.0										4
Net debt to EBITDA threshold for dividend payment and acquisitions					3.0	3.0	3.0	3.0	3.0
Accessible facilities					R 199,900	R 199,900	R 199,900	R 199,900	R 199,900
Utilised facilities					R 189,354	R 189,354	R 189,354	R 189,354	R 189,354
Average foreign exchange rate							15.69	17.34		14.20	16.19
Working capital percentage					12.00%	12.00%	12.00%	12.00%	12.00%
Number of corporate finance advisors | item						2
Profit (loss)									R (91,272)			R 6,074	R 10,146
Secunda Synfuels Operations
Going concern
Percentage of liquid fuels exposure hedged	80.00%
Volume of liquid fuels exposure hedged | MMBbls	6	5.5
Forecast
Going concern
Increase in finance costs per annum | $			$ 50
Capex				R 21,000
Percentage of actual capex over forecasted capex			10.00%	10.00%
Average foreign exchange rate | R / $			15.47	15.47
Working capital percentage		16.00%	16.00%	16.00%
Forecast | Minimum
Going concern
Ethane prices | $ / gal			0.30	0.30
Forecast | Maximum
Going concern
Ethane prices | $ / gal			0.35	0.35
Forecast | US Chemicals assets held for sale
Going concern
Partnering adjustment			50.00%	50.00%